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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Bermuda: 0.4%
8,600		Tyco Electronics Ltd.	$290,766
			290,766
		Canada: 2.6%
22,200	@	Cognos, Inc.	1,287,600
9,100	@	Research In Motion Ltd.	854,308
			2,141,908
		China: 1.1%
1,500	@, L	Baidu.com ADR	419,925
13,500	@	Sina Corp.	535,950
			955,875
		Finland: 0.8%
18,100		Nokia OYJ ADR	668,795
			668,795
		France: 1.3%
2,200		Alstom	444,263
6,900	@	UbiSoft Entertainment	627,126
			1,071,389
		Germany: 1.5%
23,800	@	Infineon Technologies AG ADR	243,712
11,400	L	SAP AG ADR	544,920
3,800		Siemens AG	491,927
			1,280,559
		Hong Kong: 1.5%
69,200		ASM Pacific Technology	401,599
56,100		China Mobile Ltd.	827,094
			1,228,693
		India: 0.9%
35,000	@	Bharti Airtel Ltd.	768,361
			768,361
		Indonesia: 0.4%
330,400		Telekomunikasi Indonesia Tbk PT	336,066
			336,066
		Israel: 0.5%
9,300		Teva Pharmaceutical Industries Ltd. ADR	428,172
			428,172
		Japan: 3.9%
6,000		Disco Corp.	263,508
34,500		Konica Minolta Holdings, Inc.	555,970
32,700		Kurita Water Industries Ltd.	1,059,324
4,300		Nihon Dempa Kogyo Co., Ltd.	148,921
1,700		Nintendo Co., Ltd.	859,661
22,100		Sumitomo Metal Mining Co., Ltd.	366,998
			3,254,382
		Mexico: 0.6%
8,700		America Movil SA de CV ADR	521,217
			521,217
		Singapore: 0.4%
25,800	@	Flextronics International Ltd.	301,860
			301,860
		South Korea: 1.5%
3,800	@	NHN Corp.	817,230
700		Samsung Electronics Co., Ltd.	445,969
			1,263,199
		Switzerland: 1.6%
4,300	L	Alcon, Inc.	610,600
3,200		Roche Holding AG	581,028
1,600		Roche Holding Ltd. ADR	144,435
			1,336,063
		Taiwan: 2.1%
152,500		Asustek Computer, Inc.	397,713
28,279		AV TECH Corp.	114,956
1		Cheng Uei Precision Industry Co., Ltd.	2
18,600		High Tech Computer Corp.	350,680
473,600		Inventec Co., Ltd.	250,127
52,754		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	489,557
301,861		Vanguard International Semiconductor Corp.	188,052
			1,791,087
		United Kingdom: 0.7%
53,800	@	Blinkx PLC	21,763
90,700		Meggitt PLC	518,934
			540,697
		United States: 73.4%
21,300		Abbott Laboratories	1,199,190
19,500	@	Adobe Systems, Inc.	681,135
25,400	@	Agilent Technologies, Inc.	861,314
10,800	@	American Tower Corp.	405,324

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
11,200		Amphenol Corp.	$447,328
23,400	@	Apple, Inc.	3,167,424
17,700		Applera Corp. - Applied Biosystems Group	558,081
20,900	@, L	Applera Corp. - Celera Genomics Group	320,188
26,050	L	Applied Materials, Inc.	466,816
17,600		AT&T, Inc.	677,424
16,100	@, L	Atheros Communications, Inc.	439,691
16,500	@	Autodesk, Inc.	678,975
10,100		Baxter International, Inc.	613,474
14,600		Becton Dickinson & Co.	1,263,338
7,700	@, L	BioForm Medical, Inc.	53,900
11,100	@, L	BioMarin Pharmaceuticals, Inc.	411,366
16,200	@	BMC Software, Inc.	519,048
18,600	@	Broadcom Corp.	410,688
11,400	@, L	Cavium Networks, Inc.	217,854
2,300	@, L	Cephalon, Inc.	150,949
8,200	@, L	Charles River Laboratories International, Inc.	509,220
8,000	@, L	Ciena Corp.	217,040
67,200	@	Cisco Systems, Inc.	1,646,400
26,400	@, L	Citrix Systems, Inc.	913,968
13,700	@, L	Computer Sciences Corp.	579,784
39,200		Corning, Inc.	943,544
5,700	@, W	Covance, Inc.	474,012
4,500		CR Bard, Inc.	434,565
10,800		CVS Caremark Corp.	421,956
13,700	@, L	Cyberonics	164,400
28,100	@	Dell, Inc.	563,124
25,400	@, L	DST Systems, Inc.	1,816,100
14,100		eBay, Inc.	379,149
21,300	L	Electronic Arts, Inc.	1,008,981
56,600		EMC Corp.	898,242
35,900	@, L	Foundry Networks, Inc.	495,420
9,400	@	Gilead Sciences, Inc.	429,486
8,200		Goodrich Corp.	512,910
4,700	@	Google, Inc. - Class A	2,652,210
14,600		Harris Corp.	798,474
19,400	@, L	Harris Stratex Networks, Inc.	211,266
35,700		Hewlett-Packard Co.	1,561,875
7,800	@, L	ImClone Systems, Inc.	339,066
6,300	@	Ingram Micro, Inc.	112,325
8,400	@, L	Integra LifeSciences Holdings Corp.	349,440
58,000		Intel Corp.	1,229,600
15,600		International Business Machines Corp.	1,674,504
4,300		Johnson & Johnson	272,018
41,600	@	Juniper Networks, Inc.	1,129,440
13,500		KLA-Tencor Corp.	564,030
25	@, L	Kosan Biosciences, Inc.	68
39,500	@, L	Kulicke & Soffa Industries, Inc.	212,905
8,900	@, L	Lam Research Corp.	341,671
14,600	@, L	Liberty Global, Inc.	589,986
14,400		Lockheed Martin Corp.	1,554,048
19,300		Maxim Integrated Products	379,438
25,200	@	McAfee, Inc.	848,232
8,700	@	MedAssets, Inc.	175,305
8,400	@	MEMC Electronic Materials, Inc.	600,264
17,600		Merck & Co., Inc.	814,528
59,488		Microsoft Corp.	1,939,307
4,900	@, L	Millipore Corp.	343,735
25,400		Motorola, Inc.	292,862
4,000	@, L	Myriad Genetics, Inc.	172,040
20,100		National Semiconductor Corp.	370,443
1,000	@, L	Netezza Corp.	9,800
8,400	@, L	Netlogic Microsystems, Inc.	218,400
16,150	@	Nvidia Corp.	397,129
14,000	@, L	Onyx Pharmaceuticals, Inc.	665,420
63,992	@	Oracle Corp.	1,315,036
10,300	L	Owens & Minor, Inc.	425,596
18,000		Pfizer, Inc.	421,020
6,600	@, L	Pharmion Corp.	455,070
6,600	@, L	Priceline.com, Inc.	716,232
11,900	@	Progress Software Corp.	351,288
20,400		Qualcomm, Inc.	865,368
10,800		Raytheon Co.	703,512
12,700	@, L	Salesforce.com, Inc.	663,956
31,100		Seagate Technology, Inc.	630,397
11,900	@, L	SenoRx, Inc.	105,910
14,400	@	St. Jude Medical, Inc.	583,344
12,900	L	Stryker Corp.	863,913
34,025	@	Sun Microsystems, Inc.	595,438
27,000	@, L	Sybase, Inc.	761,940
26,500	@, L	Syniverse Holdings, Inc.	418,435
14,200	@	Synopsys, Inc.	312,684
19,500		Texas Instruments, Inc.	603,135

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		United States (continued)
5,700	@, L	United Therapeutics Corp.		$478,686
13,700	@	Varian Medical Systems, Inc.		712,263
27,700	@, L	VeriSign, Inc.		939,584
13,500		Verizon Communications, Inc.		524,340
3,300	@, L	VMware, Inc.		186,945
6,036	@	Waters Corp.		346,768
27,000	@, L	Yahoo!, Inc.		517,860
				61,270,357
		Total Common Stock (Cost $71,722,885)		79,449,446

Principal Amount				Value
SHORT-TERM INVESTMENTS: 20.6%
		U.S. Government Agency Obligations: 0.5%
$400,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$399,985
		Total U.S. Government Agency Obligations (Cost $399,985)		399,985

		Securities Lending Collateral(cc): 20.1%
16,806,832		Bank of New York Mellon Corp. Institutional Cash Reserves		16,806,832
		Total Securities Lending Collateral (Cost $16,806,832)		16,806,832
		Total Short-Term Investments (Cost $17,206,817)		17,206,817

		Total Investments in Securities (Cost $ 88,929,702) *	115.8%	$96,656,263
		Other Assets and Liabilities — Net	(15.8)	(13,196,337)
		Net Assets	100.0%	$83,459,926

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $89,337,594.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,914,460
		Gross Unrealized Depreciation		(4,595,791)
		Net Unrealized Appreciation		$7,318,669

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets

Aerospace/Defense	3.9%
Biotechnology	2.0
Computers	15.9
Distribution/Wholesale	0.7
Electronics	4.2
Environmental Control	1.3
Hand/Machine Tools	0.3
Healthcare - Products	6.7
Healthcare - Services	0.6
Internet	9.4
Machinery - Diversified	0.5
Media	0.7
Mining	0.4
Miscellaneous Manufacturing	1.3
Pharmaceuticals	7.9
Retail	0.5
Semiconductors	9.3
Software	14.0
Telecommunications	14.6
Toys/Games/Hobbies	1.0
Short-Term Investments	20.6
Other Assets and Liabilities - Net	(15.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2008 (Unaudited) (continued)

At January 31, 2008 the following forward currency contracts were outstanding for the ING Global Science and Technology Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Norway Krone
NOK	738,000	Buy	4/23/08	134,629	135,623	$994
						$994

Switzerland Francs
CHF	620,000	Sell	4/23/08	565,977	574,422	$(8,445)
EURO
EUR	1,047,700	Sell	4/23/08	1,535,928	1,553,483	(17,554)
EURO
EUR	25,500	Sell	4/23/08	37,320	37,810	(490)
EURO
EUR	47,000	Sell	4/23/08	68,772	69,689	(917)
British Pound Sterling
GBP	263,000	Sell	4/23/08	516,928	520,226	(3,298)
British Pound Sterling
GBP	15,000	Sell	4/23/08	29,563	29,671	(107)
Hong Kong Dollars
HKD	4,833,000	Sell	4/23/08	620,658	620,984	(326)
Japanese Yen
JPY	347,392,828	Sell	4/23/08	3,272,475	3,284,473	(11,999)
Japanese Yen
JPY	20,171,000	Sell	4/23/08	189,719	190,710	(991)
						$(44,127)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2008